Taxes Payable (Tables)	6 Months Ended
Jun. 30, 2026
Taxes Payable [Abstract]
Schedule of Taxes Payable

At June 30, 2026 and December 31, 2025, taxes payable consisted of the following.

	June 30, 2026	December 31, 2025
	(Unaudited)
Value-added taxes	$1,293,920	$1,271,687
Income taxes	385,180	373,341
Other	152,977	150,708
Total	$1,832,077	$1,795,736